Shareholders' Equity (Details)																		12 Months Ended
		Mar. 10, 2026 shares	Mar. 06, 2026 $ / shares shares	Feb. 05, 2026 USD ($)	Jan. 12, 2026 $ / shares shares	Nov. 03, 2025 USD ($) $ / shares	Sep. 15, 2025 USD ($) $ / shares	Sep. 12, 2025 $ / shares shares	Jul. 25, 2025 USD ($)	Jul. 24, 2025 $ / shares shares	Jun. 17, 2025 USD ($)	Jun. 16, 2025 $ / shares shares	Jun. 02, 2025 USD ($) Consultants $ / shares shares	Apr. 09, 2025 USD ($)	Apr. 08, 2025 USD ($)	Apr. 07, 2025 $ / shares shares	Dec. 05, 2023 USD ($)	Mar. 31, 2026 $ / shares shares		Nov. 03, 2025 $ / shares shares	Sep. 18, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares		Dec. 04, 2023 $ / shares	Dec. 01, 2023 $ / shares shares	Nov. 30, 2023 $ / shares
Shareholders’ Equity [Line Items]
Common stock, shares authorized	[1]																	11,703,750				11,703,750
Numbers of ordinary shares par value (in Dollars per share) | $ / shares	[2]																	$ 0.0002				$ 0.0002
Ordinary shares issued	[1]																					9,281,875
Price per share (in Dollars per share) | $ / shares												$ 0.02
Net proceeds (in Dollars) | $																	$ 10,133,680
Underwriting discounts and offering expenses (in Dollars) | $																	1,366,320
Gross proceeds (in Dollars) | $																	11,500,000
Reverse share split																		200- for-1
Conversion of stock, shares converted			1
Fractional shares eliminated		29
Number of options, granted												29,500						7,813
Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Numbers of ordinary shares par value (in Dollars per share) | $ / shares													$ 0.02
Development services amount | $													$ 4,436,800
Number of consultants | Consultants													5
Securities Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Net proceeds (in Dollars) | $				$ 5,960,000			$ 4,870,000		$ 3,711,722		$ 3,620,000				$ 1,490,000
Underwriting discounts and offering expenses (in Dollars) | $				40,000			30,000		512,976		40,000
Gross proceeds (in Dollars) | $				$ 6,000,000			$ 4,900,000		$ 4,224,698		$ 3,660,000
Purchase price (in per share) | $ / shares					$ 25.02		$ 6.8					$ 120				$ 62
Pre-funded warrants										14,263
Number of shares issued								720,588								24,032
Price per share | $ / shares								$ 0.02				$ 0.02				$ 0.02
Mental Form (BVI) Limited (“MFBVI”) [Member]
Shareholders’ Equity [Line Items]
Acquisition of equity interest																		100.00%
Shareholders [Member] | Securities Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Number of shares issued										177,769
Shareholders [Member] | Mental Form (BVI) Limited (“MFBVI”) [Member]
Shareholders’ Equity [Line Items]
Acquisition of equity interest						100.00%														100.00%
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized																		2,453,750	[1]		2,453,750	2,453,750	[1]
Numbers of ordinary shares par value (in Dollars per share) | $ / shares			$ 0.02															$ 0.02	[1]		$ 0.02	$ 0.02	[1]
Ordinary shares issued	[1]																	1,462,399
Reverse share split			200-for-1					200-for-1
Class A Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Number of shares issued					239,808
Price per share | $ / shares					$ 0.02
Class A Ordinary Shares [Member] | Mental Form (BVI) Limited (“MFBVI”) [Member]
Shareholders’ Equity [Line Items]
Shares issued																				178,125
Aggregate fair value | $						$ 5,700,000
Class A Ordinary Shares [Member] | Shareholders [Member]
Shareholders’ Equity [Line Items]
Numbers of ordinary shares par value (in Dollars per share) | $ / shares																		$ 0.0001
Reverse stock splits																		200
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized																		9,250,000	[1]		9,250,000	9,250,000	[1]
Numbers of ordinary shares par value (in Dollars per share) | $ / shares																		$ 0.0001	[1]		$ 0.0001	$ 0.0001	[1]
Ordinary shares issued	[1]																	9,250,000
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued																									12,500
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Numbers of ordinary shares par value (in Dollars per share) | $ / shares																									$ 800
Reverse share split																		200-for-1
Ordinary Shares [Member] | Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued for future													29,500
Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share) | $ / shares										$ 22
Net proceeds (in Dollars) | $														$ 990,000
Purchase price (in per share) | $ / shares																$ 62
Number of shares issued												30,500				15,968
Price per share | $ / shares																$ 0.02
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Reverse stock splits			1															(29)	[3]
Ordinary Shares [Member] | Class A Ordinary Shares [Member] | Mental Form (BVI) Limited (“MFBVI”) [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share) | $ / shares						$ 32														$ 32
Ordinary Shares [Member] | IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued																									1,875
Price per share (in Dollars per share) | $ / shares																									$ 800
Ordinary Shares [Member] | Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share) | $ / shares																								$ 800	$ 800	$ 800
Gross proceeds (in Dollars) | $																	$ 11,500,000

[1]	Shares and per share data presented for all periods have been retrospectively adjusted to reflect the 200-for-1 reverse share split of the Company’s Class A ordinary shares effected on March 6, 2026. The reverse share split has been applied retroactively to all Class A ordinary share amounts and per share data presented herein. Class B ordinary shares were not subject to the reverse share split.
[2]	Par value amounts are presented on a rounded basis to four decimal places and have been retrospectively adjusted to reflect the reverse share split effected on March 6, 2026
[3]	Shares and per share data presented for all periods have been retrospectively adjusted to reflect (i) the recapitalization effected through the share allotments on April 3, 2023 and April 20, 2023, which was reflected in prior period financial statements, and (ii) the 200-for-1 reverse share split of the Company’s Class A ordinary shares effected on March 6, 2026. The reverse share split has been applied retroactively to all Class A ordinary share amounts and per share data presented herein. Class B ordinary shares were not subject to the reverse share split.